Supplemental Consolidating Financial Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Condensed Consolidating Balance Sheets

INTELSAT S.A. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING BALANCE SHEET

AS OF SEPTEMBER 30, 2012

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non-Guarantors)	Consolidation and Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents, net of restricted cash	$32	$92	$100,776	$130,346	$—	$231,246
Receivables, net of allowance	23	4	371	325,771	—	326,169
Deferred income taxes	—	—	—	25,925	—	25,925
Prepaid expenses and other current assets	804	6,266	153	46,635	(132)	53,726
Intercompany receivables	—	6,853	—	2,666,389	(2,673,242)	—

Total current assets	859	13,215	101,300	3,195,066	(2,673,374)	637,066
Satellites and other property and equipment, net	—	—	—	6,403,078	—	6,403,078
Goodwill	—	—	—	6,780,827	—	6,780,827
Non-amortizable intangible assets	—	—	—	2,458,100	—	2,458,100
Amortizable intangible assets, net	—	—	—	674,032	—	674,032
Investment in affiliates	(407,360)	4,921,442	17,563,967	1,010	(22,078,049)	1,010
Other assets	8,767	88,389	100,216	212,064	—	409,436

Total assets	$(397,734)	$5,023,046	$17,765,483	$19,724,177	$(24,751,423)	$17,363,549

LIABILITIES AND SHAREHOLDER’S EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$2,524	$—	$612	$146,156	$(132)	$149,160
Accrued interest payable	9,575	77,102	248,080	2,073	—	336,830
Current portion of long-term debt	—	—	182,500	27,216	—	209,716
Deferred satellite performance incentives	—	—	—	19,772	—	19,772
Other current liabilities	—	—	12,727	145,820	—	158,547
Intercompany payables	487,679	—	2,185,563	—	(2,673,242)	—

Total current liabilities	499,778	77,102	2,629,482	341,037	(2,673,374)	874,025
Long-term debt, net of current portion	321,293	5,307,986	10,142,343	104,198	—	15,875,820
Deferred satellite performance incentives, net of current portion	—	—	—	157,992	—	157,992
Deferred revenue, net of current portion	—	—	—	807,164	—	807,164
Deferred income taxes	—	—	—	274,374	—	274,374
Accrued retirement benefits	—	—	—	284,450	—	284,450
Other long-term liabilities	—	43,809	72,216	183,760	—	299,785
Noncontrolling interest	—	—	—	8,744	—	8,744
Shareholder’s equity (deficit):
Ordinary shares	5,000	669,036	4,322,473	8,773,388	(13,764,897)	5,000
Other shareholder’s equity (deficit)	(1,223,805)	(1,074,887)	598,969	8,789,070	(8,313,152)	(1,223,805)

Total liabilities and shareholder’s equity (deficit)	$(397,734)	$5,023,046	$17,765,483	$19,724,177	$(24,751,423)	$17,363,549

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2011

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non-Guarantors)	Consolidation and Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents, net of restricted cash	$511	$908	$2,269	$291,012	$0	$294,700
Restricted cash	0	0	0	94,131	0	94,131
Receivables, net of allowance	41	0	0	331,330	0	331,371
Deferred income taxes	0	0	0	26,058	0	26,058
Prepaid expenses and other current assets	551	16	37	42,330	0	42,934
Intercompany receivables	0	6,249	0	897,410	(903,659)	0

Total current assets	1,103	7,173	2,306	1,682,271	(903,659)	789,194
Satellites and other property and equipment, net	0	0	0	6,142,731	0	6,142,731
Goodwill	0	0	0	6,780,827	0	6,780,827
Non-amortizable intangible assets	0	0	0	2,458,100	0	2,458,100
Amortizable intangible assets, net	0	0	0	742,868	0	742,868
Investment in affiliates	(303,483)	5,177,192	15,832,505	1,010	(20,706,214)	1,010
Other assets	5,356	99,680	95,708	246,280	(348)	446,676

Total assets	$(297,024)	$5,284,045	$15,930,519	$18,054,087	$(21,610,221)	$17,361,406

LIABILITIES AND SHAREHOLDER’S EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$2,484	$(10)	$450	$195,252	$0	$198,176
Accrued interest payable	3,831	227,953	125,714	1,838	0	359,336
Current portion of long-term debt	0	0	32,500	132,318	0	164,818
Deferred satellite performance incentives	0	0	0	17,715	0	17,715
Other current liabilities	0	0	3,195	137,874	0	141,069
Intercompany payables	487,031	0	416,628	0	(903,659)	0

Total current liabilities	493,346	227,943	578,487	484,997	(903,659)	881,114
Long-term debt, net of current portion	302,079	5,307,986	10,093,802	133,645	0	15,837,512
Deferred satellite performance incentives, net of current portion	0	0	0	113,974	0	113,974
Deferred revenue, net of current portion	0	0	0	724,413	0	724,413
Deferred income taxes	0	0	0	265,181	0	265,181
Accrued retirement benefits	0	0	0	305,902	0	305,902
Other long-term liabilities	0	49,673	81,038	192,372	(348)	322,735
Noncontrolling interest	0	0	0	3,024	0	3,024
Shareholder’s equity (deficit):
Ordinary shares	5,000	669,036	4,322,473	9,576,008	(14,567,517)	5,000
Other shareholder’s equity (deficit)	(1,097,449)	(970,593)	854,719	6,254,571	(6,138,697)	(1,097,449)

Total liabilities and shareholder’s equity (deficit)	$(297,024)	$5,284,045	$15,930,519	$18,054,087	$(21,610,221)	$17,361,406

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING BALANCE SHEET

AS OF SEPTEMBER 30, 2012

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents, net of restricted cash	$32	$92	$175,412	$74,635	$55,710	$(74,635)	$231,246
Receivables, net of allowance	23	4	229,450	229,079	96,692	(229,079)	326,169
Deferred income taxes	—	—	23,829	23,829	2,096	(23,829)	25,925
Prepaid expenses and other current assets	804	6,266	29,828	29,675	17,175	(30,022)	53,726
Intercompany receivables	—	6,853	514,235	2,699,798	—	(3,220,886)	—

Total current assets	859	13,215	972,754	3,057,016	171,673	(3,578,451)	637,066
Satellites and other property and equipment, net	—	—	6,152,026	6,152,026	267,584	(6,168,558)	6,403,078
Goodwill	—	—	6,780,827	6,780,827	—	(6,780,827)	6,780,827
Non-amortizable intangible assets	—	—	2,458,100	2,458,100	—	(2,458,100)	2,458,100
Amortizable intangible assets, net	—	—	674,032	674,032	—	(674,032)	674,032
Investment in affiliates	(407,188)	4,921,614	213,159	213,159	10	(4,939,744)	1,010
Other assets	8,767	88,389	282,649	182,432	23,404	(176,205)	409,436

Total assets	$(397,562)	$5,023,218	$17,533,547	$19,517,592	$462,671	$(24,775,917)	$17,363,549

LIABILITIES AND SHAREHOLDER’S EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$2,524	$—	$118,587	$117,976	$28,396	$(118,323)	$149,160
Accrued interest payable	9,575	77,102	249,874	1,794	279	(1,794)	336,830
Current portion of long-term debt	—	—	182,500	—	27,216	—	209,716
Deferred satellite performance incentives	—	—	18,542	18,542	1,230	(18,542)	19,772
Other current liabilities	—	—	149,338	136,609	10,542	(137,942)	158,547
Intercompany payables	487,679	—	—	—	33,409	(521,088)	—

Total current liabilities	499,778	77,102	718,841	274,921	101,072	(797,689)	874,025
Long-term debt, net of current portion	321,293	5,307,986	10,142,343	—	104,198	—	15,875,820
Deferred satellite performance incentives, net of current portion	—	—	155,752	155,752	2,240	(155,752)	157,992
Deferred revenue, net of current portion	—	—	814,162	814,162	7,999	(829,159)	807,164
Deferred income taxes	—	—	251,962	251,962	16,215	(245,765)	274,374
Accrued retirement benefits	—	—	284,450	284,450	—	(284,450)	284,450
Other long-term liabilities	—	43,809	244,423	172,207	11,553	(172,207)	299,785
Noncontrolling interest	—	—	—	—	8,744	—	8,744
Shareholder’s equity (deficit):
Ordinary shares	5,000	669,036	4,322,518	8,773,388	24	(13,764,966)	5,000
Other shareholder’s equity (deficit)	(1,223,633)	(1,074,715)	599,096	8,790,750	210,626	(8,525,929)	(1,223,805)

Total liabilities and shareholder’s equity (deficit)	$(397,562)	$5,023,218	$17,533,547	$19,517,592	$462,671	$(24,775,917)	$17,363,549

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2011

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents, net of restricted cash	$511	$908	$240,175	$237,906	$53,106	$(237,906)	$294,700
Restricted cash	0	0	0	0	94,131	0	94,131
Receivables, net of allowance	41	0	217,082	217,082	114,248	(217,082)	331,371
Deferred income taxes	0	0	23,944	23,944	2,114	(23,944)	26,058
Prepaid expenses and other current assets	551	16	27,985	27,949	15,216	(28,783)	42,934
Intercompany receivables	0	6,249	523,329	939,957	0	(1,469,535)	0

Total current assets	1,103	7,173	1,032,515	1,446,838	278,815	(1,977,250)	789,194
Satellites and other property and equipment, net	0	0	5,869,027	5,869,027	291,182	(5,886,505)	6,142,731
Goodwill	0	0	6,780,827	6,780,827	0	(6,780,827)	6,780,827
Non-amortizable intangible assets	0	0	2,458,100	2,458,100	0	(2,458,100)	2,458,100
Amortizable intangible assets, net	0	0	742,868	742,868	0	(742,868)	742,868
Investment in affiliates	(303,383)	5,177,292	218,048	218,048	10	(5,309,005)	1,010
Other assets	5,356	99,680	293,032	197,322	42,728	(191,442)	446,676

Total assets	$(296,924)	$5,284,145	$17,394,417	$17,713,030	$612,735	$(23,345,997)	$17,361,406

LIABILITIES AND SHAREHOLDER’S EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$2,484	$(10)	$168,577	$168,126	$27,960	$(168,961)	$198,176
Accrued interest payable	3,831	227,953	126,646	932	906	(932)	359,336
Current portion of long-term debt	0	0	32,500	0	132,318	0	164,818
Deferred satellite performance incentives	0	0	16,339	16,339	1,376	(16,339)	17,715
Other current liabilities	0	0	121,327	118,131	21,074	(119,463)	141,069
Intercompany payables	487,031	0	0	0	42,547	(529,578)	0

Total current liabilities	493,346	227,943	465,389	303,528	226,181	(835,273)	881,114
Long-term debt, net of current portion	302,079	5,307,986	10,093,802	0	133,645	0	15,837,512
Deferred satellite performance incentives, net of current portion	0	0	110,982	110,982	2,992	(110,982)	113,974
Deferred revenue, net of current portion	0	0	731,560	731,560	8,850	(747,557)	724,413
Deferred income taxes	0	0	244,216	244,216	14,785	(238,036)	265,181
Accrued retirement benefits	0	0	305,902	305,902	0	(305,902)	305,902
Other long-term liabilities	0	49,673	265,274	184,237	8,136	(184,585)	322,735
Noncontrolling interest	0	0	0	0	3,024	0	3,024
Shareholder’s equity (deficit):
Ordinary shares	5,000	669,036	4,322,518	9,576,008	24	(14,567,586)	5,000
Other shareholder’s equity (deficit)	(1,097,349)	(970,493)	854,774	6,256,597	215,098	(6,356,076)	(1,097,449)

Total liabilities and shareholder’s equity (deficit)	$(296,924)	$5,284,145	$17,394,417	$17,713,030	$612,735	$(23,345,997)	$17,361,406

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2011

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non-Guarantors)	Consolidation and Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents, net of restricted cash	$511	$908	$2,269	$291,012	$—	$294,700
Restricted cash	—	—	—	94,131	—	94,131
Receivables, net of allowance	41	—	—	331,330	—	331,371
Deferred income taxes	—	—	—	26,058	—	26,058
Prepaid expenses and other current assets	551	16	37	42,330	—	42,934
Intercompany receivables	—	6,249	—	897,410	(903,659)	—

Total current assets	1,103	7,173	2,306	1,682,271	(903,659)	789,194

Satellites and other property and equipment, net	—	—	—	6,142,731	—	6,142,731
Goodwill	—	—	—	6,780,827	—	6,780,827
Non-amortizable intangible assets	—	—	—	2,458,100	—	2,458,100
Amortizable intangible assets, net	—	—	—	742,868	—	742,868
Investment in affiliates	(303,483)	5,177,192	15,832,505	1,010	(20,706,214)	1,010
Other assets	5,356	99,680	95,708	246,280	(348)	446,676

Total assets	$(297,024)	$5,284,045	$15,930,519	$18,054,087	$(21,610,221)	$17,361,406

LIABILITIES AND SHAREHOLDER’S EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$2,484	$(10)	$450	$195,252	$—	$198,176
Accrued interest payable	3,831	227,953	125,714	1,838	—	359,336
Current portion of long-term debt	—	—	32,500	132,318	—	164,818
Deferred satellite performance incentives	—	—	—	17,715	—	17,715
Other current liabilities	—	—	3,195	137,874	—	141,069
Intercompany payables	487,031	—	416,628	—	(903,659)	—

Total current liabilities	493,346	227,943	578,487	484,997	(903,659)	881,114
Long-term debt, net of current portion	302,079	5,307,986	10,093,802	133,645	—	15,837,512
Deferred satellite performance incentives, net of current portion	—	—	—	113,974	—	113,974
Deferred revenue, net of current portion	—	—	—	724,413	—	724,413
Deferred income taxes	—	—	—	265,181	—	265,181
Accrued retirement benefits	—	—	—	305,902	—	305,902
Other long-term liabilities	—	49,673	81,038	192,372	(348)	322,735

Noncontrolling interest	—	—	—	3,024	—	3,024

Shareholder’s equity (deficit):
Ordinary shares	5,000	669,036	4,322,473	9,576,008	(14,567,517)	5,000
Other shareholder’s equity (deficit)	(1,097,449)	(970,593)	854,719	6,254,571	(6,138,697)	(1,097,449)

Total liabilities and shareholder’s equity	$(297,024)	$5,284,045	$15,930,519	$18,054,087	$(21,610,221)	$17,361,406

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2010

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non-Guarantors)	Consolidation and Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$7,315	$10,017	$126,605	$548,993	$—	$692,930
Receivables, net of allowance	4,962	—	25	245,364	—	250,351
Deferred income taxes	—	—	—	24,090	—	24,090
Prepaid expenses and other current assets	608	16	9	31,184	—	31,817
Intercompany receivables	—	—	—	660,379	(660,379)	—

Total current assets	12,885	10,033	126,639	1,510,010	(660,379)	999,188

Satellites and other property and equipment, net	—	—	—	5,997,283	—	5,997,283
Goodwill	—	—	—	6,780,827	—	6,780,827
Non-amortizable intangible assets	—	—	—	2,458,100	—	2,458,100
Amortizable intangible assets, net	—	—	—	848,318	—	848,318
Investment in affiliates	498,926	5,896,195	10,588,831	81,764	(16,983,952)	81,764
Other assets	11,616	113,290	41,845	260,136	—	426,887

Total assets	$523,427	$6,019,518	$10,757,315	$17,936,438	$(17,644,331)	$17,592,367

LIABILITIES AND SHAREHOLDER’S EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$803	$(12)	$2,111	$175,641	$—	$178,543
Accrued interest payable	11,651	229,242	43,025	119,528	—	403,446
Current portion of long-term debt	—	—	—	94,723	—	94,723
Deferred satellite performance incentives	—	—	—	16,693	—	16,693
Other current liabilities	—	—	1,274	146,155	—	147,429
Intercompany payables	486,065	450	173,864	—	(660,379)	—

Total current liabilities	498,519	229,680	220,274	552,740	(660,379)	840,834

Long-term debt, net of current portion	721,947	5,232,138	4,596,936	5,270,881	—	15,821,902
Deferred satellite performance incentives, net of current portion	—	—	—	132,884	—	132,884
Deferred revenue, net of current portion	—	—	—	407,103	—	407,103
Deferred income taxes	—	—	—	484,076	—	484,076
Accrued retirement benefits	—	—	—	257,455	—	257,455
Other long-term liabilities	—	56,872	43,910	225,749	—	326,531

Noncontrolling interest	—	—	—	18,621	—	18,621

Shareholder’s equity (deficit):
Ordinary shares	5,000	669,037	4,959,000	3,602,044	(9,230,081)	5,000
Other shareholder’s equity (deficit)	(702,039)	(168,209)	937,195	6,984,885	(7,753,871)	(702,039)

Total liabilities and shareholder’s equity	$523,427	$6,019,518	$10,757,315	$17,936,438	$(17,644,331)	$17,592,367

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2011

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents, net of restricted cash	$511	$908	$240,175	$237,906	$53,106	$(237,906)	$294,700
Restricted cash	—	—	—	—	94,131	—	94,131
Receivables, net of allowance	41	—	217,082	217,082	114,248	(217,082)	331,371
Deferred income taxes	—	—	23,944	23,944	2,114	(23,944)	26,058
Prepaid expenses and other current assets	551	16	27,985	27,949	15,216	(28,783)	42,934
Intercompany receivables	—	6,249	523,329	939,957	—	(1,469,535)	—

Total current assets	1,103	7,173	1,032,515	1,446,838	278,815	(1,977,250)	789,194

Satellites and other property and equipment, net	—	—	5,869,027	5,869,027	291,182	(5,886,505)	6,142,731
Goodwill	—	—	6,780,827	6,780,827	—	(6,780,827)	6,780,827
Non-amortizable intangible assets	—	—	2,458,100	2,458,100	—	(2,458,100)	2,458,100
Amortizable intangible assets, net	—	—	742,868	742,868	—	(742,868)	742,868
Investment in affiliates	(303,383)	5,177,292	218,048	218,048	10	(5,309,005)	1,010
Other assets	5,356	99,680	293,032	197,322	42,728	(191,442)	446,676

Total assets	$(296,924)	$5,284,145	$17,394,417	$17,713,030	$612,735	$(23,345,997)	$17,361,406

LIABILITIES AND SHAREHOLDER’S EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$2,484	$(10)	$168,577	$168,126	$27,960	$(168,961)	$198,176
Accrued interest payable	3,831	227,953	126,646	932	906	(932)	359,336
Current portion of long-term debt	—	—	32,500	—	132,318	—	164,818
Deferred satellite performance incentives	—	—	16,339	16,339	1,376	(16,339)	17,715
Other current liabilities	—	—	121,327	118,131	21,074	(119,463)	141,069
Intercompany payables	487,031	—	—	—	42,547	(529,578)	—

Total current liabilities	493,346	227,943	465,389	303,528	226,181	(835,273)	881,114
Long-term debt, net of current portion	302,079	5,307,986	10,093,802	—	133,645	—	15,837,512
Deferred satellite performance incentives, net of current portion	—	—	110,982	110,982	2,992	(110,982)	113,974
Deferred revenue, net of current portion	—	—	731,560	731,560	8,850	(747,557)	724,413
Deferred income taxes	—	—	244,216	244,216	14,785	(238,036)	265,181
Accrued retirement benefits	—	—	305,902	305,902	—	(305,902)	305,902
Other long-term liabilities	—	49,673	265,274	184,237	8,136	(184,585)	322,735

Noncontrolling interest	—	—	—	—	3,024	—	3,024

Shareholder’s equity (deficit):
Ordinary shares	5,000	669,036	4,322,518	9,576,008	24	(14,567,586)	5,000
Other shareholder’s equity (deficit)	(1,097,349)	(970,493)	854,774	6,256,597	215,098	(6,356,076)	(1,097,449)

Total liabilities and shareholder’s equity	$(296,924)	$5,284,145	$17,394,417	$17,713,030	$612,735	$(23,345,997)	$17,361,406

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2010

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$7,315	$10,017	$595,472	$468,867	$80,126	$(468,867)	$692,930
Receivables, net of allowance	4,962	—	198,186	198,161	47,203	(198,161)	250,351
Deferred income taxes	—	—	12,479	12,479	11,611	(12,479)	24,090
Prepaid expenses and other current assets	608	16	20,556	20,548	12,644	(22,555)	31,817
Intercompany receivables	—	—	647,961	821,825	—	(1,469,786)	—

Total current assets	12,885	10,033	1,474,654	1,521,880	151,584	(2,171,848)	999,188

Satellites and other property and equipment, net	—	—	5,722,302	5,722,302	290,773	(5,738,094)	5,997,283
Goodwill	—	—	6,780,827	6,780,827	—	(6,780,827)	6,780,827
Non-amortizable intangible assets	—	—	2,458,100	2,458,100	—	(2,458,100)	2,458,100
Amortizable intangible assets, net	—	—	848,318	848,318	—	(848,318)	848,318
Investment in affiliates	498,926	5,896,195	122,454	122,454	10	(6,558,275)	81,764
Other assets	11,616	113,290	279,564	237,719	18,138	(233,440)	426,887

Total assets	$523,427	$6,019,518	$17,686,219	$17,691,600	$460,505	$(24,788,902)	$17,592,367

LIABILITIES AND SHAREHOLDER’S EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$803	$(12)	$154,820	$152,708	$24,939	$(154,715)	$178,543
Accrued interest payable	11,651	229,242	162,284	119,260	269	(119,260)	403,446
Current portion of long-term debt	—	—	94,723	94,723	—	(94,723)	94,723
Deferred satellite performance incentives	—	—	15,623	15,623	1,070	(15,623)	16,693
Other current liabilities	—	—	123,040	121,766	24,389	(121,766)	147,429
Intercompany payables	486,065	450	—	—	161,444	(647,959)	—

Total current liabilities	498,519	229,680	550,490	504,080	212,111	(1,154,046)	840,834
Long-term debt, net of current portion	721,947	5,232,138	9,720,225	5,123,289	147,592	(5,123,289)	15,821,902
Deferred satellite performance incentives, net of current portion	—	—	128,956	128,956	3,928	(128,956)	132,884
Deferred revenue, net of current portion	—	—	416,753	416,753	8,143	(434,546)	407,103
Deferred income taxes	—	—	461,146	461,146	16,652	(454,868)	484,076
Accrued retirement benefits	—	—	257,455	257,455	—	(257,455)	257,455
Other long-term liabilities	—	56,873	254,999	211,088	14,659	(211,088)	326,531

Noncontrolling interest	—	—	—	—	18,621	—	18,621

Shareholder’s equity (deficit):
Ordinary shares	5,000	669,036	4,959,045	3,602,046	26	(9,230,153)	5,000
Other shareholder’s equity (deficit)	(702,039)	(168,209)	937,150	6,986,787	38,773	(7,794,501)	(702,039)

Total liabilities and shareholder’s equity	$523,427	$6,019,518	$17,686,219	$17,691,600	$460,505	$(24,788,902)	$17,592,367

(Certain totals may not add due to the effects of rounding)

Schedule of Condensed Consolidating Statement of Operations

INTELSAT S.A. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2012

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non-Guarantors)	Consolidation and Eliminations	Consolidated
Revenue	$—	$—	$20,528	$1,937,789	$(20,534)	$1,937,783

Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)	—	—	—	327,751	(20,527)	307,224
Selling, general and administrative	2,902	18,992	1,105	128,308	(7)	151,300
Depreciation and amortization	—	—	17,104	550,368	—	567,472
Losses on derivative financial instruments	—	—	36,053	1,598	—	37,651

Total operating expenses	2,902	18,992	54,262	1,008,025	(20,534)	1,063,647

Income (loss) from operations	(2,902)	(18,992)	(33,734)	929,764	—	874,136
Interest (income) expense, net	47,156	457,983	610,347	(165,413)	—	950,073
Loss on early extinguishment of debt	—	—	(43,385)	(3,104)	—	(46,489)
Subsidiary income (loss)	(71,870)	412,763	1,100,236	—	(1,441,129)	—
Other income (expense), net	(13)	(1)	(7)	39	(21,000)	(20,982)

Income (loss) before income taxes	(121,941)	(64,213)	412,763	1,092,112	(1,462,129)	(143,408)
Benefit from income taxes	—	—	—	(1,110)	—	(1,110)

Net income (loss)	(121,941)	(64,213)	412,763	1,093,222	(1,462,129)	(142,298)
Net income attributable to noncontrolling interest	—	—	—	(643)	—	(643)

Net income (loss) attributable to Intelsat S.A.	$(121,941)	$(64,213)	$412,763	$1,092,579	$(1,462,129)	$(142,941)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non-Guarantors)	Consolidation and Eliminations	Consolidated
Revenue	$0	$0	$0	$1,935,515	$0	$1,935,515

Operating expenses:
Direct costs of revenue (exclusive of depreciation and amortization)	0	0	0	316,749	0	316,749
Selling, general and administrative	3,982	19,049	820	133,665	0	157,516
Depreciation and amortization	0	0	0	583,196	0	583,196
Losses on derivative financial instruments	0	0	23,716	447	0	24,163

Total operating expenses	3,982	19,049	24,536	1,034,057	0	1,081,624

Income (loss) from operations	(3,982)	(19,049)	(24,536)	901,458	0	853,891
Interest expense, net	58,011	460,023	442,774	31,276	0	992,084
Loss on early extinguishment of debt	(78,960)	0	(28,963)	(218,260)	0	(326,183)
Subsidiary income (loss)	(288,455)	197,706	693,978	0	(603,229)	0
Loss from previously unconsolidated affiliates	0	0	0	(24,658)	0	(24,658)
Other income (expense), net	0	(1)	1	7,753	0	7,753

Income (loss) before income taxes	(429,408)	(281,367)	197,706	635,017	(603,229)	(481,281)
Benefit from income taxes	0	0	0	(48,931)	0	(48,931)

Net income (loss)	(429,408)	(281,367)	197,706	683,948	(603,229)	(432,350)
Net loss attributable to noncontrolling interest	0	0	0	2,942	0	2,942

Net income (loss) attributable to Intelsat S.A.	$(429,408)	$(281,367)	$197,706	$686,890	$(603,229)	$(429,408)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2012

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Revenue	$—	$—	$1,718,186	$1,718,190	$543,803	$(2,042,396)	$1,937,783

Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)	—	—	194,870	215,397	436,559	(539,602)	307,224
Selling, general and administrative	2,902	18,992	93,022	91,921	36,384	(91,921)	151,300
Depreciation and amortization	—	—	538,371	521,267	30,046	(522,212)	567,472
Losses on derivative financial instruments	—	—	36,053	—	1,598	—	37,651

Total operating expenses	2,902	18,992	862,316	828,585	504,587	(1,153,735)	1,063,647

Income (loss) from operations	(2,902)	(18,992)	855,870	889,605	39,216	(888,661)	874,136
Interest (income) expense, net	47,156	457,983	434,154	(176,193)	10,780	176,193	950,073
Loss on early extinguishment of debt	—	—	(43,385)	—	(3,104)	—	(46,489)
Subsidiary income (loss)	(71,798)	412,835	24,538	24,538	—	(390,113)	—
Other income (expense), net	(13)	(1)	5,328	5,334	(4,296)	(27,334)	(20,982)

Income (loss) before income taxes	(121,869)	(64,141)	408,197	1,095,670	21,036	(1,482,301)	(143,408)
Provision for (benefit from) income taxes	—	—	(4,638)	(4,638)	3,512	4,654	(1,110)

Net income (loss)	(121,869)	(64,141)	412,835	1,100,308	17,524	(1,486,955)	(142,298)
Net income attributable to noncontrolling interest	—	—	—	—	(643)	—	(643)

Net income (loss) attributable to Intelsat, S.A.	$(121,869)	$(64,141)	$412,835	$1,100,308	$16,881	$(1,486,955)	$(142,941)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Revenue	$0	$0	$1,714,752	$1,714,752	$508,811	$(2,002,800)	$1,935,515

Operating expenses:
Direct costs of revenue (exclusive of depreciation and amortization)	0	0	191,443	191,443	413,354	(479,491)	316,749
Selling, general and administrative	3,982	19,049	100,456	99,637	34,029	(99,637)	157,516
Depreciation and amortization	0	0	558,503	558,503	25,008	(558,818)	583,196
(Gains) losses on derivative financial instruments	0	0	19,255	(4,461)	4,908	4,461	24,163

Total operating expenses	3,982	19,049	869,657	845,122	477,299	(1,133,485)	1,081,624

Income (loss) from operations	(3,982)	(19,049)	845,095	869,630	31,512	(869,315)	853,891
Interest expense, net	58,011	460,023	467,479	24,705	6,571	(24,705)	992,084
Loss on early extinguishment of debt	(78,960)	0	(247,223)	(218,261)	0	218,261	(326,183)
Subsidiary income (loss)	(288,325)	197,836	37,595	37,595	0	15,299	0
Loss from previously unconsolidated affiliates	0	0	(24,658)	(24,658)	0	24,658	(24,658)
Other income (expense), net	0	(1)	2,336	2,336	5,863	(2,781)	7,753

Income (loss) before income taxes	(429,278)	(281,237)	145,666	641,937	30,804	(589,173)	(481,281)
Provision for (benefit from) income taxes	0	0	(52,170)	(52,170)	3,239	52,170	(48,931)

Net income (loss)	(429,278)	(281,237)	197,836	694,107	27,565	(641,343)	(432,350)
Net loss attributable to noncontrolling interest	0	0	0	0	2,942	0	2,942

Net income (loss) attributable to Intelsat S.A.	$(429,278)	$(281,237)	$197,836	$694,107	$30,507	$(641,343)	$(429,408)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non-Guarantors)	Consolidation and Eliminations	Consolidated

Revenue	$5,221	$—	$—	$2,588,443	$(5,238)	$2,588,426

Operating expenses:
Direct costs of revenue (exclusive of depreciation and amortization)	—	—	—	422,398	(5,219)	417,179
Selling, general and administrative	5,691	25,302	955	176,260	(19)	208,189
Depreciation and amortization	—	—	—	769,440	—	769,440
Losses on derivative financial instruments	—	—	24,265	370	—	24,635

Total operating expenses	5,691	25,302	25,220	1,368,468	(5,238)	1,419,443

Income (loss) from operations	(470)	(25,302)	(25,220)	1,219,975	—	1,168,983
Interest expense, net	72,915	612,560	593,975	30,034	—	1,309,484
Loss on early extinguishment of debt	(78,960)	—	(28,963)	(218,260)	—	(326,183)
Subsidiary income (loss)	(280,553)	369,951	1,018,107	—	(1,107,505)	—
Loss from previously unconsolidated affiliates	—	—	—	(24,658)	—	(24,658)
Other income (loss), net	10	(1)	2	1,944	—	1,955

Income (loss) before income taxes	(432,888)	(267,912)	369,951	948,967	(1,107,505)	(489,387)
Benefit from income taxes	—	—	—	(55,393)	—	(55,393)

Net income (loss)	(432,888)	(267,912)	369,951	1,004,360	(1,107,505)	(433,994)
Net loss attributable to noncontrolling interest	—	—	—	1,106	—	1,106

Net income (loss) attributable to Intelsat S.A.	$(432,888)	$(267,912)	$369,951	$1,005,466	$(1,107,505)	$(432,888)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non-Guarantors)	Consolidation and Eliminations	Consolidated

Revenue	$—	$—	$—	$2,544,652	$—	$2,544,652

Operating expenses:
Direct costs of revenue (exclusive of depreciation and amortization)	—	—	—	413,400	—	413,400
Selling, general and administrative	4,054	25,204	376	190,573	—	220,207
Depreciation and amortization	—	—	—	798,817	—	798,817
Impairment of asset value	—	—	—	110,625	—	110,625
Losses on derivative financial instruments	—	—	35,942	53,567	—	89,509

Total operating expenses	4,054	25,204	36,318	1,566,982	—	1,632,558

Income (loss) from operations	(4,054)	(25,204)	(36,318)	977,670	—	912,094
Interest expense, net	123,482	611,213	331,155	313,169	—	1,379,019
Loss on early extinguishment of debt	—	—	—	(76,849)	—	(76,849)
Subsidiary income (loss)	(415,901)	234,134	550,951	—	(369,184)	—
Other income, net	—	—		9,627	—	9,627

Income (loss) before income taxes	(543,437)	(402,283)	183,478	597,279	(369,184)	(534,147)
Provision for (benefit from) income taxes	(37,985)	(14,090)	(50,656)	76,353	—	(26,378)

Net income (loss)	(505,452)	(388,193)	234,134	520,926	(369,184)	(507,769)
Net loss attributable to noncontrolling interest	—	—	—	2,317	—	2,317

Net income (loss) attributable to Intelsat S.A.	$(505,452)	$(388,193)	$234,134	$523,243	$(369,184)	$(505,452)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2009

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non-Guarantors)	Consolidation and Eliminations	Consolidated

Revenue	$—	$—	$—	$2,513,039	$—	$2,513,039

Operating expenses:
Direct costs of revenue (exclusive of depreciation and amortization)	—	—	—	401,826	—	401,826
Selling, general and administrative	28,029	23,273	224	208,418	—	259,944
Depreciation and amortization	—	—	—	804,037	—	804,037
Impairment of asset value	—	—	—	499,100	—	499,100
(Gains) losses on derivative financial instruments	—	—	4,672	(1,991)	—	2,681

Total operating expenses	28,029	23,273	4,896	1,911,390	—	1,967,588

Income (loss) from operations	(28,029)	(23,273)	(4,896)	601,649	—	545,451
Interest expense, net	104,311	622,058	291,908	345,746	(1,200)	1,362,823
Gain (loss) on early extinguishment of debt	(74,483)	19,676	—	60,704	(1,200)	4,697
Subsidiary income (loss)	(536,884)	128,646	476,106	—	(67,868)	—
Other income (expense), net	—	(1)		42,014	—	42,013

Income (loss) before income taxes	(743,707)	(497,010)	179,302	358,621	(67,868)	(770,662)
Provision for (benefit from) income taxes	37,985	14,133	50,656	(91,375)	—	11,399

Net income (loss)	(781,692)	(511,143)	128,646	449,996	(67,868)	(782,061)
Net loss attributable to noncontrolling interest	—	—	—	369	—	369

Net income (loss) attributable to Intelsat S.A.	$(781,692)	$(511,143)	$128,646	$450,365	$(67,868)	$(781,692)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Revenue	$5,221	$—	$2,292,284	$2,292,289	$695,652	$(2,697,020)	$2,588,426

Operating expenses:
Direct costs of revenue (exclusive of depreciation and amortization)	—	—	262,753	262,753	559,142	(667,469)	417,179
Selling, general and administrative	5,691	25,302	128,301	127,351	48,908	(127,364)	208,189
Depreciation and amortization	—	—	737,413	737,413	32,657	(738,043)	769,440

(Gains) losses on derivative financial instruments	—	—	19,804	(4,461)	4,831	4,461	24,635

Total operating expenses	5,691	25,302	1,148,271	1,123,056	645,538	(1,528,415)	1,419,443

Income (loss) from operations	(470)	(25,302)	1,144,013	1,169,233	50,114	(1,168,605)	1,168,983
Interest expense, net	72,915	612,560	613,080	19,106	10,929	(19,106)	1,309,484
Loss on early extinguishment of debt	(78,960)	—	(247,223)	(218,260)	—	218,260	(326,183)
Subsidiary income (loss)	(280,453)	370,051	57,280	57,280	—	(204,158)	—
Loss from previously unconsolidated affiliates	—	—	(24,658)	(24,658)	—	24,658	(24,658)
Other income (expense), net	10	(1)	(14,404)	(14,404)	17,125	13,629	1,955

Income (loss) before income taxes	(432,788)	(267,812)	301,928	950,085	56,310	(1,097,110)	(489,387)
Provision for (benefit from) income taxes	—	—	(68,123)	(68,123)	12,777	68,076	(55,393)

Net income (loss)	(432,788)	(267,812)	370,051	1,018,208	43,533	(1,165,186)	(433,994)
Net loss attributable to noncontrolling interest	—	—	—	—	1,106	—	1,106

Net income (loss) attributable to Intelsat, S.A.	$(432,788)	$(267,812)	$370,051	$1,018,208	$44,639	$(1,165,186)	$(432,888)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Revenue	$—	$—	$2,279,437	$2,279,437	$628,777	$(2,642,999)	$2,544,652

Operating expenses:
Direct costs of revenue (exclusive of depreciation and amortization)	—	—	257,553	257,553	519,408	(621,114)	413,400
Selling, general and administrative	4,054	25,204	129,216	128,839	61,734	(128,840)	220,207
Depreciation and amortization	—	—	771,473	771,473	27,344	(771,473)	798,817
Impairment of asset value	—	—	110,625	110,625	—	(110,625)	110,625
Losses on derivative financial instruments	—	—	80,490	44,548	9,019	(44,548)	89,509

Total operating expenses	4,054	25,204	1,349,357	1,313,038	617,505	(1,676,600)	1,632,558

Income (loss) from operations	(4,054)	(25,204)	930,080	966,399	11,272	(966,399)	912,094
Interest expense, net	123,482	611,213	641,039	309,882	3,285	(309,882)	1,379,019
Loss on early extinguishment of debt	—	—	(76,849)	(76,849)	—	76,849	(76,849)
Subsidiary income (loss)	(415,901)	234,134	25,836	25,836	—	130,095	—
Other income, net	—	—	7,790	7,788	1,837	(7,788)	9,627

Income (loss) before income taxes	(543,437)	(402,283)	245,818	613,292	9,824	(457,361)	(534,147)
Provision for (benefit from) income taxes	(37,985)	(14,090)	11,684	62,340	14,013	(62,340)	(26,378)

Net income (loss)	(505,452)	(388,193)	234,134	550,952	(4,189)	(395,021)	(507,769)
Net loss attributable to noncontrolling interest	—	—	—	—	2,317	—	2,317

Net income (loss) attributable to Intelsat, S.A.	$(505,452)	$(388,193)	$234,134	$550,952	$(1,872)	$(395,021)	$(505,452)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2009

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Revenue	$—	$—	$2,316,133	$2,316,133	$525,821	$(2,645,048)	$2,513,039

Operating expenses:
Direct costs of revenue (exclusive of depreciation and amortization)	—	23	282,362	282,362	448,355	(611,276)	401,826
Selling, general and administrative	28,029	23,250	146,591	146,367	62,074	(146,367)	259,944
Depreciation and amortization	—	—	777,831	777,831	26,206	(777,831)	804,037
Impairment of asset value	—	—	499,100	499,100	—	(499,100)	499,100
(Gains) losses on derivative financial instruments	—	—	1,088	(3,584)	1,593	3,584	2,681

Total operating expenses	28,029	23,273	1,706,972	1,702,076	538,228	(2,030,990)	1,967,588

Income (loss) from operations	(28,029)	(23,273)	609,161	614,057	(12,407)	(614,058)	545,451
Interest expense, net	104,311	622,058	631,857	339,949	5,798	(341,150)	1,362,823
Gain (loss) on early extinguishment of debt	(74,483)	19,676	60,704	60,704	—	(61,904)	4,697
Subsidiary income (loss)	(536,884)	128,646	4,501	4,501	—	399,236	—
Other income (expense), net	—	(1)	34,377	34,377	7,637	(34,377)	42,013

Income (loss) before income taxes	(743,707)	(497,010)	76,886	373,690	(10,568)	30,047	(770,662)
Provision for (benefit from) income taxes	37,985	14,133	(51,760)	(102,416)	11,041	102,416	11,399

Net income (loss)	(781,692)	(511,143)	128,646	476,106	(21,609)	(72,369)	(782,061)
Net loss attributable to noncontrolling interest	—	—	—	—	369	—	369

Net income (loss) attributable to Intelsat, S.A.	$(781,692)	$(511,143)	$128,646	$476,106	$(21,240)	$(72,369)	$(781,692)

(Certain totals may not add due to the effects of rounding)

Schedule of Condensed Consolidating Statement of Cash Flows

INTELSAT S.A. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2012

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non-Guarantors)	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	$(15,767)	$(626,643)	$184,445	$1,017,528	$—	$559,563

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	—	(715,101)	—	(715,101)
Disbursements for intercompany loans	—	—	—	(145,286)	145,286	—
Loan to affiliated party	—	—	—	(10,000)	—	(10,000)
Investment in subsidiaries	(4,889)	—	(42,491)	—	47,380	—
Dividend from affiliates	18,390	644,218	316,500	—	(979,108)	—

Net cash provided by (used in) investing activities	13,501	644,218	274,009	(870,387)	(786,442)	(725,101)

Cash flows from financing activities:
Repayments of long-term debt	—	—	(1,461,288)	(27,725)	—	(1,489,013)
Proceeds from issuance of long-term debt	—	—	1,661,000	—	—	1,661,000
Proceeds from intercompany borrowing	1,800	—	143,486	—	(145,286)	—
Debt issuance costs	—	—	(19,444)	—	—	(19,444)
Payment of premium on early retirement of debt	—	—	(39,477)	—	—	(39,477)
Principal payments on deferred satellite performance incentives	—	—	—	(11,666)	—	(11,666)
Capital contribution from parent	—	—	—	47,380	(47,380)	—
Dividends to shareholders	—	(18,390)	(644,218)	(316,500)	979,108	—
Capital contribution from noncontrolling interest	—	—	—	12,209	—	12,209
Dividends paid to noncontrolling interest	—	—	—	(6,782)	—	(6,782)

Net cash provided by (used in) financing activities	1,800	(18,390)	(359,941)	(303,084)	786,442	106,827

Effect of exchange rate changes on cash and cash equivalents	(13)	(1)	(6)	(4,723)	—	(4,743)

Net change in cash and cash equivalents	(479)	(816)	98,507	(160,666)	—	(63,454)
Cash and cash equivalents, beginning of period	511	908	2,269	291,012	—	294,700

Cash and cash equivalents, end of period	$32	$92	$100,776	$130,346	$—	$231,246

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non-Guarantors)	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	$(33,898)	$(557,342)	$(56,163)	$1,320,623	$0	$673,220

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	0	0	0	(615,113)	0	(615,113)
Disbursements for intercompany loans	0	0	(113,206)	(21,841)	135,047	0
Capital contributions to previously unconsolidated affiliates	0	0	0	(12,209)	0	(12,209)
Investment in subsidiaries	(3,100)	0	(5,027,932)	0	5,031,032	0
Dividend from affiliates	559,801	1,108,034	781,374	0	(2,449,209)	0
Other investing activities	0	0	0	6,710	0	6,710

Net cash provided by (used in) investing activities	556,701	1,108,034	(4,359,764)	(642,453)	2,716,870	(620,612)

Cash flows from financing activities:
Repayments of long-term debt	(485,841)	0	(547,755)	(5,289,423)	0	(6,323,019)
Proceeds from issuance of long-term debt	0	0	6,083,750	35,675	0	6,119,425
Proceeds from intercompany borrowing	0	0	21,841	113,206	(135,047)	0
Debt issuance costs	0	0	(69,339)	0	0	(69,339)
Payment of premium on early retirement of debt	(36,770)	0	(26,114)	(108,163)	0	(171,047)
Principal payments on deferred satellite performance incentives	0	0	0	(10,776)	0	(10,776)
Capital contribution from parent	0	0	0	5,031,032	(5,031,032)	0
Dividends to shareholders	0	(559,801)	(1,108,034)	(781,374)	2,449,209	0
Noncontrolling interest in New Dawn	0	0	0	1,734	0	1,734

Net cash provided by (used in) financing activities	(522,611)	(559,801)	4,354,349	(1,008,089)	(2,716,870)	(453,022)

Effect of exchange rate changes on cash and cash equivalents	0	0	0	2,905	0	2,905

Net change in cash and cash equivalents	192	(9,109)	(61,578)	(327,014)	0	(397,509)
Cash and cash equivalents, beginning of period	7,315	10,017	126,605	548,993	0	692,930

Cash and cash equivalents, end of period	$7,507	$908	$65,027	$221,979	$0	$295,421

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2012

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	$(15,767)	$(626,643)	$1,135,227	$846,682	$66,746	$(846,682)	$559,563

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	(708,494)	(708,494)	(6,607)	708,494	(715,101)
Repayment from (disbursements for) intercompany loans	—	—	15,562	(23,771)	—	8,209	—
Loan to affiliated party			(10,000)	(10,000)		10,000	(10,000)
Investment in subsidiaries	(4,889)	—	261	261	—	4,367	—
Dividend from affiliates	18,390	644,218	17,307	17,307	—	(697,222)	—
Other investing activities	—	—	—	—	—	—	—

Net cash provided by (used in) investing activities	13,501	644,218	(685,364)	(724,697)	(6,607)	33,848	(725,101)

Cash flows from financing activities:
Repayments of long-term debt	—	—	(1,461,288)	—	(27,725)	—	(1,489,013)
Proceeds from issuance of long-term debt	—	—	1,661,000	—	—	—	1,661,000
Proceeds from (repayment of) intercompany borrowing	1,800	—	—	—	(17,362)	15,562	—
Debt issuance costs	—	—	(19,444)	—	—	—	(19,444)
Payment of premium on early retirement of debt	—	—	(39,477)	—	—	—	(39,477)
Principal payments on deferred satellite performance incentives	—	—	(10,767)	(10,767)	(899)	10,767	(11,666)
Capital contribution from parent	—	—	—	42,437	4,628	(47,065)	—
Dividends to shareholders	—	(18,390)	(644,218)	(316,500)	(17,307)	996,415	—
Capital contribution from noncontrolling interest	—	—	—	—	12,209	—	12,209
Dividends paid to noncontrolling interest	—	—	—	—	(6,782)	—	(6,782)

Net cash provided by (used in) financing activities	1,800	(18,390)	(514,194)	(284,830)	(53,238)	975,679	106,827

Effect of exchange rate changes on cash and cash equivalents	(13)	(1)	(432)	(426)	(4,297)	426	(4,743)

Net change in cash and cash equivalents	(479)	(816)	(64,763)	(163,271)	2,604	163,271	(63,454)
Cash and cash equivalents, beginning of period	511	908	240,175	237,906	53,106	(237,906)	294,700

Cash and cash equivalents, end of period	$32	$92	$175,412	$74,635	$55,710	$(74,635)	$231,246

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	$(33,898)	$(557,342)	$1,260,055	$1,319,179	$6,782	$(1,321,556)	$673,220

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	0	0	(566,434)	(566,434)	(51,056)	568,811	(615,113)
Repayment from (disbursements for) intercompany loans	0	0	15,767	(7,554)	787	(9,000)	0
Capital contributions to previously unconsolidated affiliates	0	0	(12,209)	(12,209)	0	12,209	(12,209)
Investment in subsidiaries	(3,100)	0	(6,671)	(6,671)	0	16,442	0
Dividend from affiliates	559,801	1,108,034	17,267	17,267	0	(1,702,369)	0
Other investing activities	0	0	6,710	6,710	0	(6,710)	6,710

Net cash provided by (used in) investing activities	556,701	1,108,034	(545,570)	(568,891)	(50,269)	(1,120,617)	(620,612)

Cash flows from financing activities:
Repayments of long-term debt	(485,841)	0	(5,837,178)	(5,289,423)	0	5,289,423	(6,323,019)
Proceeds from issuance of long-term debt	0	0	6,083,750	0	35,675	0	6,119,425
Proceeds from (repayment of) intercompany borrowing	0	0	(787)	110,940	(15,767)	(94,386)	0
Debt issuance costs	0	0	(69,339)	0	0	0	(69,339)
Payment of premium on early retirement of debt	(36,770)	0	(134,277)	(108,163)	0	108,163	(171,047)
Principal payments on deferred satellite performance incentives	0	0	(10,361)	(10,361)	(415)	10,361	(10,776)
Capital contribution from parent	0	0	0	5,027,932	9,771	(5,037,703)	0
Dividends to shareholders	0	(559,801)	(1,108,034)	(781,374)	(17,267)	2,466,476	0
Noncontrolling interest in New Dawn	0	0	0	0	1,734	0	1,734

Net cash provided by (used in) financing activities	(522,611)	(559,801)	(1,076,226)	(1,050,449)	13,731	2,742,334	(453,022)

Effect of exchange rate changes on cash and cash equivalents	0	0	(951)	(953)	3,856	953	2,905

Net change in cash and cash equivalents	192	(9,109)	(362,692)	(301,114)	(25,900)	301,114	(397,509)
Cash and cash equivalents, beginning of period	7,315	10,017	595,472	468,867	80,126	(468,867)	692,930

Cash and cash equivalents, end of period	$7,507	$908	$232,780	$167,753	$54,226	$(167,753)	$295,421

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2011

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non-Guarantors)	Consolidation and Eliminations	Consolidated

Cash flows from operating activities:	$(44,987)	$(557,340)	$(337,550)	$1,855,937	$—	$916,060

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	—	(844,688)	—	(844,688)
Disbursements for intercompany loans	—	—	(113,206)	(157,412)	270,618	—

Capital contributions to previously unconsolidated affiliates	—	—	—	(12,209)	—	(12,209)
Loan to affiliated party	—	—	—	(10,000)	—	(10,000)
Investment in subsidiaries	(3,550)	—	(5,061,999)	—	5,065,549	—
Dividend from affiliates	564,334	1,112,567	911,907	—	(2,588,808)	—
Other investing activities	—	—	—	16,466	—	16,466

Net cash provided by (used in) investing activities	560,784	1,112,567	(4,263,298)	(1,007,843)	2,747,359	(850,431)

Cash flows from financing activities:
Repayments of long-term debt	(485,841)	—	(555,880)	(5,289,423)	—	(6,331,144)
Proceeds from issuance of long-term debt	—	—	6,083,750	35,675	—	6,119,425
Proceeds from intercompany borrowing	—	—	157,412	113,206	(270,618)	—
Debt issuance costs	—	—	(70,091)	—	—	(70,091)
Payment of premium on early retirement of debt	(36,770)	—	(26,114)	(108,163)	—	(171,047)

Principal payments on deferred satellite performance incentives	—	—	—	(14,111)	—	(14,111)
Capital contribution from parent	—	—	—	5,065,549	(5,065,549)	—
Dividends to shareholders	—	(564,334)	(1,112,567)	(911,907)	2,588,808	—
Noncontrolling interest in New Dawn	—	—	—	1,734	—	1,734

Net cash provided by (used in) financing activities	(522,611)	(564,334)	4,476,510	(1,107,440)	(2,747,359)	(465,234)

Effect of exchange rate changes on cash and cash equivalents	10	(2)	2	1,365	—	1,375

Net change in cash and cash equivalents	(6,804)	(9,109)	(124,336)	(257,981)	—	(398,230)
Cash and cash equivalents, beginning of period	7,315	10,017	126,605	548,993	—	692,930

Cash and cash equivalents, end of period	$511	$908	$2,269	$291,012	$—	$294,700

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2010

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non- Guarantors)	Consolidation and Eliminations	Consolidated

Cash flows from operating activities:	$(68,898)	$(340,628)	$(177,218)	$1,604,962	$—	$1,018,218

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	—	(982,127)	—	(982,127)
Proceeds from sale of investment	—	—	—	28,594	—	28,594
Disbursements for intercompany loans	—	—	—	(228,499)	228,499	—

Capital contribution to previously unconsolidated affiliates	—	—	—	(12,209)	—	(12,209)
Investment in subsidiaries	(6,500)	—	(868,087)	—	874,587	—
Dividend from affiliates	35,013	203,794	351,006	—	(589,813)	—
Other investing activities	—	—	—	11,128	—	11,128

Net cash provided by (used in) investing activities	28,513	203,794	(517,081)	(1,183,113)	513,273	(954,614)

Cash flows from financing activities:
Repayments of long-term debt	—	—	—	(801,785)	—	(801,785)
Proceeds from issuance of long-term debt	—	—	1,000,000	25,565	—	1,025,565
Proceeds from intercompany borrowing	23,253	167,235	38,011	—	(228,499)	—
Debt issuance costs	(15,370)	(1,485)	(15,521)	—	—	(32,376)
Payment of premium on early retirement of debt	—	—	—	(44,613)	—	(44,613)

Principal payments on deferred satellite performance incentives	—	—	—	(15,030)	—	(15,030)
Principal payments on capital lease obligations	—	—	—	(191)	—	(191)
Capital contribution from parent	18,000	—	—	874,587	(874,587)	18,000
Dividends to shareholders	—	(35,013)	(203,794)	(351,006)	589,813	—
Noncontrolling interest in New Dawn	—	—	—	1,128	—	1,128

Net cash provided by (used in) financing activities	25,883	130,737	818,696	(311,345)	(513,273)	150,698

Effect of exchange rate changes on cash and cash equivalents	—	(1)	2	1,056	—	1,057

Net change in cash and cash equivalents	(14,502)	(6,098)	124,399	111,560	—	215,359
Cash and cash equivalents, beginning of period	21,817	16,115	2,206	437,433	—	477,571

Cash and cash equivalents, end of period	$7,315	$10,017	$126,605	$548,993	$—	$692,930

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2009

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non- Guarantors)	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	$(96,719)	$(348,049)	$(296,688)	$1,615,112	$—	$873,656

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	—	(943,133)	—	(943,133)
Proceeds from sale of other property and equipment	—	—	—	686	—	686
Disbursements for intercompany loans	—	—	(10,616)	(302,295)	312,911	—
Capital contribution to unconsolidated affiliates	—	—	—	(12,210)	—	(12,210)
Investment in subsidiaries	(5,000)	—	(100,000)	—	105,000	—
Investment in affiliate debt	—	—	—	(347,953)	347,953	—
Dividend from affiliates	53,625	596,524	283,560	—	(933,709)	—
Other investing activities	—	—	—	7,562	—	7,562

Net cash provided by (used in) investing activities	48,625	596,524	172,944	(1,597,343)	(167,845)	(947,095)

Cash flows from financing activities:
Repayments of long-term debt	—	(376,000)	—	(99,356)	(347,953)	(823,309)

Repayment of loan proceeds received from Intelsat Holdings	—	—	(34,000)	—	—	(34,000)
Proceeds from issuance of long-term debt	—	—	495,830	466,087	—	961,917
Proceeds from intercompany borrowing	51,625	10,616	250,670	—	(312,911)	—
Debt issuance costs	—	—	(10,192)	(7,330)	—	(17,522)

Principal payments on deferred satellite performance incentives	—	—	—	(24,603)	—	(24,603)
Principal payments on capital lease obligations	—	—	—	(1,859)	—	(1,859)
Capital contribution from parent	12,000	5,000	—	100,000	(105,000)	12,000
Dividends to shareholders	—	(53,625)	(596,524)	(283,560)	933,709	—
Noncontrolling interest in New Dawn	—	—	—	377	—	377

Net cash provided by (used in) financing activities	63,625	(414,009)	105,784	149,756	167,845	73,001

Effect of exchange rate changes on cash and cash equivalents	—	(1)	—	7,799	—	7,798

Net change in cash and cash equivalents	15,531	(165,535)	(17,960)	175,324	—	7,360
Cash and cash equivalents, beginning of period	6,286	181,650	20,166	262,109	—	470,211

Cash and cash equivalents, end of period	$21,817	$16,115	$2,206	$437,433	$—	$477,571

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2011

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	$(44,987)	$(557,340)	$1,502,574	$1,843,084	$18,127	$(1,845,398)	$916,060

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	(792,220)	(792,220)	(54,782)	794,534	(844,688)
Repayment from (disbursements for) intercompany loans	—	—	17,661	(141,231)	787	122,783	—
Capital contributions to previously unconsolidated affiliates	—	—	(12,209)	(12,209)	—	12,209	(12,209)
Loan to affiliated party			(10,000)	(10,000)		10,000	(10,000)
Investment in subsidiaries	(3,550)	—	(6,671)	(6,671)	—	16,892	—
Dividend from affiliates	564,334	1,112,567	24,730	24,730	—	(1,726,361)	—
Other investing activities	—	—	15,518	15,518	948	(15,518)	16,466

Net cash provided by (used in) investing activities	560,784	1,112,567	(763,191)	(922,083)	(53,047)	(785,461)	(850,431)

Cash flows from financing activities:
Repayments of long-term debt	(485,841)	—	(5,845,303)	(5,289,423)	—	5,289,423	(6,331,144)
Proceeds from issuance of long-term debt	—	—	6,083,750	—	35,675	—	6,119,425
Proceeds from (repayment of) intercompany borrowing	—	—	(787)	110,940	(17,661)	(92,492)	—
Debt issuance costs	—	—	(70,091)	—	—	—	(70,091)
Payment of premium on early retirement of debt	(36,770)	—	(134,277)	(108,163)	—	108,163	(171,047)
Principal payments on deferred satellite performance incentives	—	—	(13,482)	(13,482)	(629)	13,482	(14,111)
Capital contribution from parent	—	—	—	5,061,999	10,221	(5,072,220)	—
Dividends to shareholders	—	(564,334)	(1,112,567)	(911,907)	(24,730)	2,613,538	—
Noncontrolling interest in New Dawn	—	—	—	—	1,734	—	1,734

Net cash provided by (used in) financing activities	(522,611)	(564,334)	(1,092,757)	(1,150,036)	4,610	2,859,894	(465,234)

Effect of exchange rate changes on cash and cash equivalents	10	(2)	(1,923)	(1,926)	3,290	1,926	1,375

Net change in cash and cash equivalents	(6,804)	(9,109)	(355,297)	(230,961)	(27,020)	230,961	(398,230)
Cash and cash equivalents, beginning of period	7,315	10,017	595,472	468,867	80,126	(468,867)	692,930

Cash and cash equivalents, end of period	$511	$908	$240,175	$237,906	$53,106	$(237,906)	$294,700

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2010

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	$(68,898)	$(340,628)	$1,397,532	$1,574,750	$35,909	$(1,580,447)	$1,018,218

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	(924,619)	(924,619)	(63,200)	930,311	(982,127)
Proceeds from sale of investment	—	—	28,594	28,594	—	(28,594)	28,594
Disbursements for intercompany loans	—	—	(173,719)	(211,731)	—	385,450	—
Capital contribution to unconsolidated affiliates	—	—	(12,209)	(12,209)	—	12,209	(12,209)
Investment in subsidiaries	(6,500)	—	(3,817)	(3,817)	—	14,134	—
Dividend from affiliates	35,013	203,794	13,939	13,939	—	(266,685)	—
Other investing activities	—	—	7,642	7,642	3,486	(7,642)	11,128

Net cash provided by (used in) investing activities	28,513	203,794	(1,064,189)	(1,102,201)	(59,714)	1,039,183	(954,614)

Cash flows from financing activities:
Repayments of long-term debt	—	—	(801,785)	(801,785)	—	801,785	(801,785)
Proceeds from issuance of long-term debt	—	—	1,000,000	—	25,562	3	1,025,565
Proceeds from (repayment of) intercompany borrowing	23,253	167,235	—	—	(16,769)	(173,719)	—
Debt issuance costs	(15,370)	(1,485)	(15,521)	—	—	—	(32,376)
Payment of premium on early retirement of debt	—	—	(44,613)	(44,613)	—	44,613	(44,613)
Principal payments on deferred satellite performance incentives	—	—	(14,437)	(14,437)	(593)	14,437	(15,030)
Principal payments on capital lease obligations	—	—	—	—	(191)	—	(191)
Capital contribution from parent	18,000	—	—	868,087	10,317	(878,404)	18,000
Dividends to shareholders	—	(35,013)	(203,794)	(351,006)	(13,939)	603,752	—
Noncontrolling interest in New Dawn	—	—	—	—	1,128	—	1,128

Net cash provided by (used in) financing activities	25,883	130,737	(80,150)	(343,754)	5,515	412,467	150,698

Effect of exchange rate changes on cash and cash equivalents	—	(1)	(806)	(806)	1,862	808	1,057

Net change in cash and cash equivalents	(14,502)	(6,098)	252,387	127,989	(16,428)	(127,989)	215,359
Cash and cash equivalents, beginning of period	21,817	16,115	343,085	340,878	96,554	(340,878)	477,571

Cash and cash equivalents, end of period	$7,315	$10,017	$595,472	$468,867	$80,126	$(468,867)	$692,930

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2009

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	$(96,719)	$(348,049)	$1,092,529	$1,572,776	$42,336	$(1,389,217)	$873,656

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	(818,127)	(818,127)	(125,006)	818,127	(943,133)
Proceeds from sale of other property and equipment	—	—	686	686	—	(686)	686
Repayment from (disbursements for) intercompany loans	—	—	(49,309)	(289,363)	13,048	325,624	—
Capital contribution to unconsolidated affiliates	—	—	(12,210)	(12,210)	—	12,210	(12,210)
Investment in subsidiaries	(5,000)	—	(101,124)	(1,124)	—	107,248	—
Investment in affiliate debt	—	—	(347,953)	(347,953)	—	695,906	—
Dividend from affiliates	53,625	596,524	292,610	9,050	—	(951,809)	—
Other investing activities	—	—	7,562	7,562	—	(7,562)	7,562

Net cash provided by (used in) investing activities	48,625	596,524	(1,027,865)	(1,451,479)	(111,958)	999,058	(947,095)

Cash flows from financing activities:
Repayments of long-term debt	—	(376,000)	(99,355)	(99,355)	—	(248,599)	(823,309)
Repayment of loan proceeds received from Intelsat Holdings	—	—	(34,000)	—	—	—	(34,000)
Proceeds from issuance of long-term debt	—	—	849,830	354,000	112,087	(354,000)	961,917
Proceeds from (repayment of) intercompany borrowing	51,625	10,616	(13,048)	(13,048)	(12,932)	(23,213)	—
Debt issuance costs	—	—	(17,522)	(7,330)	—	7,330	(17,522)
Principal payments on deferred satellite performance incentives	—	—	(23,691)	(23,691)	(912)	23,691	(24,603)
Principal payments on capital lease obligations	—	—	(1,491)	(1,491)	(368)	1,491	(1,859)
Capital contribution from parent	12,000	5,000	—	100,000	1,124	(106,124)	12,000
Dividends to shareholders	—	(53,625)	(596,524)	(283,560)	(9,050)	942,759	—
Noncontrolling interest in New Dawn	—	—	—	—	377	—	377

Net cash provided by (used in) financing activities	63,625	(414,009)	64,199	25,525	90,326	243,335	73,001

Effect of exchange rate changes on cash and cash equivalents	—	(1)	279	279	7,520	(279)	7,798

Net change in cash and cash equivalents	15,531	(165,535)	129,142	147,101	28,224	(147,103)	7,360
Cash and cash equivalents, beginning of period	6,286	181,650	213,943	193,777	68,330	(193,775)	470,211

Cash and cash equivalents, end of period	$21,817	$16,115	$343,085	$340,878	$96,554	$(340,878)	$477,571

(Certain totals may not add due to the effects of rounding)